Business Combinations (Details) - Schedule of indicative of future operating results - Acquisition of Nami Cayman [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Combinations (Details) - Schedule of indicative of future operating results [Line Items]
Revenue from continuing operations	$ 21,436,553	$ 11,407,879
Net income (loss) from continuing operations	$ 4,686,302	$ (6,289,702)